Redeemable Non-Controlling Interests and Equity (Details) - USD ($)							3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 11, 2025	Aug. 05, 2025	Mar. 31, 2025	Mar. 13, 2025	Oct. 25, 2024	Jan. 24, 2024	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Non-controlling Interests and Equity [Line Items]
Forfeited shares											500,000
Shares in employees for services (in Dollars)								$ 63,509	$ 255,500
Company issued											33,730,000
Advisory fees (in Dollars)	$ 1,600,000
Units of outstanding							22,980,000			22,980,000
Purchase of units										10,750,000
Exchange amount (in Dollars)										$ 2,600,000
Common units rate										43.00%	71.80%
Distributions rate										10.00%	10.00%
Preferred dividends (in Dollars)
Price per shares (in Dollars per share)							$ 5			$ 5
Trading days											20 days
Consecutive trading day periods											30 days
Accrued rate											100.00%
Convertible preferred units (in Dollars)							$ 16,775,111			$ 16,775,111	$ 16,130,871
LHX Subscription Agreement [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Purchased shares of common stock					1,873,103
Price per shares (in Dollars per share)					$ 1.45
Aggregate purchase price (in Dollars)					$ 2,716,000
OpCo Class B Units [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued							10,750,000			10,750,000
Maximum [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Unrecorded liability (in Dollars)							$ 7,200,000			$ 7,200,000
Minimum [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Unrecorded liability (in Dollars)							$ 4,600,000			$ 4,600,000
Class A Common Stock [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued							31,198,080			31,198,080	13,252,964
Forfeited shares				50,000
Common shares		206,293
Company issued		6,217,612
Purchased shares of common stock	677,711
Convertible shares										10,750,000
Price per shares (in Dollars per share)											$ 12
Voting discription											one
Class A Common Stock [Member] | Sunergy Renewables LLC [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued											742,568
Class A Common Stock [Member] | Business Combination Agreement [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued											1,026,960
Class A Common Stock [Member] | OpCo Class B Units [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued			43,500					43,500
Shares in employees for services (in Dollars)			$ 63,509
OpCo Class A Preferred Stock [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Preferred dividends (in Dollars)							$ 437,100			$ 1,265,303
OpCo Class A Preferred Unit Holders [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Preferred dividends (in Dollars)							$ 621,063			$ 621,063
Class V Common Stock [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued							24,380,000			24,380,000	35,230,000	33,730,000
Voting discription											one
Class V Common Stock [Member] | Investors of Sunergy [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued											32,230,000
OpCo Preferred Units [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Convertible shares						500,000
Class A Convertible Preferred Units [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Convertible shares						1,500,000
Divident rate											10.00%
Optional conversion price (in Dollars per share)											$ 11
Class A Convertible Preferred Units [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Convertible preferred units (in Dollars)											$ 16,130,871
Sponsor [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Purchase of units						1,000,000
Price per shares (in Dollars per share)						$ 10
Divident rate											30.00%
Sponsor [Member] | Class A Common Stock [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued											3,257,436
Sponsor PIPE Investment [Member] | Class V Common Stock [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued											1,500,000
Sponsor PIPE Investment [Member] | Series A Preferred Stock [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Shares issued											1,500,000
Private Placement [Member] | OpCo Preferred Units [Member]
Redeemable Non-controlling Interests and Equity [Line Items]
Convertible shares											1,500,000
Consideration amount (in Dollars)											$ 15,000,000